Form N-1A Cover	Aug. 03, 2026
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Themes ETF Trust
Entity Central Index Key	0001976322
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 03, 2026
Prospectus Date	Aug. 05, 2026